Share-based compensation - Summary of Stock Options for Exchange to RSUs and Employee Stock Options (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average ADS price at grant date | $ / shares	$ 20.8	$ 35
Expected price volatility of the Company's ADSs (%)	60.00%
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Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years)	6	6
Expected price volatility of the Company's ADSs (%)		50.00%
Risk-free interest rate (%)	4.19%	3.84%
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Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years)	8	8
Expected price volatility of the Company's ADSs (%)		55.00%
Risk-free interest rate (%)	4.57%	4.61%